Nature of Business and Basis of Preparation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 01, 2015	Apr. 30, 2016	Jan. 31, 2016	Jun. 30, 2015	Mar. 31, 2016	Dec. 31, 2015
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Separation-related adjustments					$ (16,000,000)	$ (72,000,000)
Shire Plc
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Cash value per share upon completion of the divestiture of business			$ 18.00
Ratio per Shares upon completion of the divestiture of business			0.1482
Termination fee to be disburse to company in connection with termination of merger agreement			$ 369,000,000
Termination fee to be disbursed by company in connection with termination of merger agreement			369,000,000
Shire Plc | Maximum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Transaction expenses to be reimbursed to company in connection with termination of merger agreement			65,000,000
Transaction expenses to be reimbursed by company in connection with termination of merger agreement			$ 110,000,000
Baxter
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Cash distribution for spin-off				$ 4,000,000,000
Baxter | Post-Separation
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off	80.50%		13.90%		4.50%
Percentage of shares of Baxalta held by Baxter after spin-off	19.50%
Baxter | Post-Separation | Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock commenced to exchange		13.4
Percentage of Baxalta common stock in Baxter exchange offering		2.00%